RESULTS FROM OPERATING ACTIVITIES - Related party transactions (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)
Sibanye stillwater [member] | Other charges [member]
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	R 1.6	R 0.0
Rand Refinery Proprietary Limited ("Rand Refinery") [member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	FWGR entered into a smelting agreement with Sibanye-Stillwater on July 31, 2018 to smelt and recover gold from gold loaded carbon produced at FWGR, and deliver the gold to Rand Refinery. As consideration for this service, Sibanye-Stillwater receives a fee based on the smelting costs plus 10% of the smelting costs. Rand Refinery performs the final refinement and marketing of all gold and silver produced by the Group. As consideration for this service, Rand Refinery receives a variable refining fee plus fixed marketing and administration fees. All transactions and outstanding balances with related parties are to be settled in cash within 30 days of the invoice date. None of the balances are secured. No expense has been recognised in the current year as a credit loss allowance in respect of amounts charged to related parties.
Rand Refinery Proprietary Limited ("Rand Refinery") [member] | Sibanye stillwater [member]
Disclosure of transactions between related parties [line items]
Percentage of smelting costs included, consideration given	0.1
Explanation of terms and conditions of outstanding balances for related party transaction	All transactions and outstanding balances with related parties are to be settled in cash within 30 days of the invoice date. None of the balances are secured. No expense has been recognised in the current year as a credit loss allowance in respect of amounts charged to related parties.
Sibanye stillwater [member]
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	R 76.1	26.9
Charges to Sibanye-Stillwater	(0.2)	(6.5)	R 0.0
Sibanye stillwater [member] | Supply of water and electricity [member]
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	50.0	16.9
Sibanye stillwater [member] | Gold smelting and related charges [member]
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	19.8	12.9
Sibanye stillwater [member] | Gold refining and related charges [Member]
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	R 4.9	R 3.6